INVESTMENTS IN CORPORATIONS AND LLCS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 27, 2022	Dec. 23, 2022	Apr. 15, 2022	Apr. 01, 2022	Jun. 21, 2021
Pass through activity	$ 0	$ 165,604	$ 1,639
Ownership percentage		9.90%
FUB Mineral LLC	$ 614,147	$ 617,243	$ 251,639
Common Stock, Shares issued	6,887,971	6,890,281	5,943,750	627,806		236,974	8,915	5,943,750
Maxpro Invest Holdings Inc. [Member]
Common Stock, Shares issued					95,000,000
Common stock shares, subject to possible redemption					627,806
October 1, 2021 [Member] | FUB Mineral LLC [Member]
Membership interest	38.45%
FUB Mineral LLC	$ 250,000
On February 1, 2022 [Member] | FUB Mineral LLC [Member]
FUB Mineral LLC	$ 200,000